Fair Value Measurement - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	¥ 463,581	¥ 158,612
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	19,700	16,528
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	443,881	142,084
Short-term Investments | Variable-Rate Financial Instruments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	254,459	142,084
Short-term Investments | Variable-Rate Financial Instruments | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	254,459	142,084
Long-term Investments | Available-for-Sale Investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	189,422
Long-term Investments | Available-for-Sale Investments | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	189,422
Long-term Investments | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	19,700	16,528
Long-term Investments | Equity Securities | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	¥ 19,700	¥ 16,528